Consolidated Statements of Equity - JPY (¥) ¥ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings/Retained/Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-controlling Interests	Total
Balance at Mar. 31, 2015	¥ 1,997,214	¥ 1,487,429	¥ 1,389,551	¥ 360,739	¥ (26)	¥ 13,444	¥ 5,248,351
Balance (in shares) at Mar. 31, 2015	35,491,360
Comprehensive income (loss):
Net income (loss)			(417,632)			5,757	(411,875)
Other comprehensive income, net of tax				(389,224)			(389,224)
Share-based compensation		78,411					78,411
Exercise of stock options	¥ 17,498	3,699					21,197
Exercise of stock options (in shares)	260,000
Dividends paid			(106,472)				(106,472)
Other			163			(3)	160
Balance at Mar. 31, 2016	¥ 2,014,712	1,569,539	865,610	(28,485)	(26)	19,198	4,440,548
Balance (in shares) at Mar. 31, 2016	35,751,360
Comprehensive income (loss):
Net income (loss)			(865,087)			6,224	(858,863)
Other comprehensive income, net of tax				(53,994)			(53,994)
Conversion of convertible notes	¥ 625,000	719,715					1,344,715
Conversion of convertible notes (in shares)	1,537,502
Share-based compensation		53,032					53,032
Exercise of stock options	¥ 150,690	33,685					184,375
Exercise of stock options (in shares)	633,000
Dividends paid			(107,253)				(107,253)
Other		(5,122)				6,922	1,800
Balance at Mar. 31, 2017	¥ 2,790,402	2,370,849	(106,730)	(82,479)	(26)	32,344	¥ 5,004,360
Balance (in shares) at Mar. 31, 2017	37,921,862						37,921,862
Comprehensive income (loss):
Net income (loss)			(694,662)			10,617	¥ (684,045)
Other comprehensive income, net of tax				34,801			34,801
Share-based compensation		73,846					73,846
Exercise of stock options	¥ 25,724	5,288					31,012
Exercise of stock options (in shares)	108,000
Paid stock options		31,542					31,542
Other		496				(3,497)	(3,001)
Balance at Mar. 31, 2018	¥ 2,816,126	¥ 2,482,021	¥ (801,392)	¥ (47,678)	¥ (26)	¥ 39,464	¥ 4,488,515
Balance (in shares) at Mar. 31, 2018	38,029,862						38,029,862